Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Leases - Schedule of Lease Costs

During the six months ended June 30, 2025 and 2024, we recognized rent expenses associated with our leases as follows:

	Unaudited 6 months ended June 30,
USD'000	2025	2024
Operating lease cost:
Fixed rent expense	178	171
Short-term lease cost	—	—
Net lease cost	178	171
Lease cost - Cost of sales	—	—
Lease cost - General & administrative expenses	178	171
Net lease cost	178	171

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the six months ended June 30, 2025, and in the year ended December 31, 2024, we had the following cash and non-cash activities associated with our leases:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	178	351
Non-cash investing and financing activities:
Net lease cost	178	356
Additions to ROU assets obtained from:
New operating lease liabilities	70	62

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as at June 30, 2025, and as at December 31, 2024:

USD'000	As at June 30, 2025 (unaudited)	As at December 31, 2024
Right-of-use assets:
Operating leases	902	1,031
Total right-of-use assets	902	1,031
Lease liabilities:
Operating leases	933	943
Total lease liabilities	933	943

Leases - Schedule of Future Minimum Lease Payments

As at June 30, 2025, future minimum annual lease payments were as follows.

Year (USD’000)	Operating	Short-term	Finance	Total
2025	188	—	—	188
2026	345	—	—	345
2027	327	—	—	327
2028	180	—	—	180
Total future minimum operating and short-term lease payments	1,040	—	—	1,040
Less effects of discounting	(107)	—	—	(107)
Lease liabilities recognized	933	—	—	933